OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER PROVISIONS.
Schedule of other provisions

	2018	2017
As at 31 December	US$’000	US$’000
Balance at beginning of period	3,316	6,025
Changes in estimates	(127)	(747)
Settlements	(1,262)	(1,932)
Unwinding of discount	63	73
Reclassification from provisions to accrued liabilities	—	(103)
Balance at end of period (1)	1,990	3,316

(1)  As at 31 December 2018 and 2017, $0.9 million and $1.2 million were classified as current, respectively.